Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	Primary Care	Specialty Care and Oncology	Established Products and Emerging Markets	Consumer Healthcare	Total
Balance, January 1, 2012	$6,229	$17,097	$18,746	$2,497	$44,569
Additions(a)	—	—	91	514	605
Other(b)	(77)	(212)	(234)	(990)	(1,513)
Balance, December 31, 2012	6,152	16,885	18,603	2,021	43,661
Derecognition(c)	—	—	(292)	—	(292)
Other(b)	(122)	(341)	(378)	(9)	(850)
Balance, December 31, 2013	$6,030	$16,544	$17,933	$2,012	$42,519

(a)	Related to our acquisitions of Ferrosan, Alacer and NextWave (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

(b)	Primarily reflects the impact of foreign exchange.

(c)
Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.

Schedule of Finite Lived And Indefinite Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2013			December 31, 2012
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$72,038	$(41,541)	$30,497	$72,349	$(36,895)	$35,454
Brands	1,743	(773)	970	1,657	(693)	964
License agreements and other	896	(805)	91	914	(642)	272
	74,677	(43,119)	31,558	74,920	(38,230)	36,690
Indefinite-lived intangible assets
Brands	7,381	—	7,381	7,786	—	7,786
In-process research and development	443	—	443	669	—	669
Other	3	—	3	1	—	1
	7,827	—	7,827	8,456	—	8,456
Identifiable intangible assets(a)	$82,504	$(43,119)	$39,385	$83,376	$(38,230)	$45,146

(a)
The decrease is primarily related to amortization, asset impairment charges and the transfer of certain product rights to our equity-method investment in China. For additional information about the asset impairment charges, see Note 4. Other (income)/deductions—net. For additional information about the transfer of certain product rights, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2014 through 2018:
(MILLIONS OF DOLLARS)	2014	2015	2016	2017	2018
Amortization expense	$4,099	$3,699	$3,451	$3,334	$3,219